Cash and Cash Equivalents - Disclosure of Cash and Cash Equivalents (Detail) - AUD ($)	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of cash and cash equivalents [line items]
Cash on hand	$ 360	$ 422
Cash at bank	3,735,995	5,932,433
Cash on deposit	12,831,627	17,542,666
Cash and cash equivalents	$ 16,567,982	$ 23,475,521	$ 12,236,974	$ 20,879,548